Note 24 - Subsequent Events, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 27, 2041	Jan. 27, 2016	Jan. 27, 2011	Jan. 21, 2011	Mar. 31, 2010
Subsequent Events [Abstract]
Amount of Petrobras International Finance Company (PifCo) concluded the issuing in Global Notes on the international capital market			$ 6,000
Interest rate of global notes issuing	6.75%	3.875%		5.375%
Financing cost			18
Discount in financing cost			21
Effective interest rates	6.84%	4.01%		5.44%
Amounts underpaid by concessionaire					$ 365